Stock Compensation - Summary of Company's Stock Option Activity (Detail) - $ / shares		12 Months Ended
	Sep. 30, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, outstanding, Beginning Balance		5,812,243	5,818,147	5,693,051
Number of Options, granted	1,460,000	353,794	172,239	271,600
Number of Options, exercised		(4,850)	(8,439)	(1,213)
Number of Options, forfeited		(100,777)	(169,704)	(145,291)
Number of Options, outstanding, Ending Balance		6,060,410	5,812,243	5,818,147
Weighted Average Exercise Price, Beginning balance		$ 7.15	$ 6.97	$ 6.72
Weighted Average Exercise Price, granted		16.76	14.04	12.43
Weighted Average Exercise Price, exercised		7.67	7.07	7.67
Weighted Average Exercise Price, forfeited		10.43	8.12	7.40
Weighted Average Exercise Price, Ending balance		$ 7.67	$ 7.15	$ 6.97